Share Capital - Schedule of Option Activity (Detail) - CAD / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Number of Options	5,985,454	8,071,056
Granted, Number of Options	1,949,072	256,477
Exercised, Number of Options		(4,333)
Forfeited, Number of Options	(108,967)	(86,999)
Expired, Number of Options	(2,486,000)	(2,250,747)
Ending balance, Number of Options	5,339,559	5,985,454
Exercise Price Range, lower range	CAD 1.89	CAD 2.84	CAD 1.42
Exercise Price Range, lower range	1.89
Exercise Price Range, upper range	5.05	5.66	CAD 7.09
Exercise Price Range, upper range	5.05
Beginning balance, Weighted Average, Price per Share	4.78	4.86
Granted, Weighted Average, Price per Share	2.07	2.86
Exercised, Weighted Average, Price per Share		3.28
Forfeited, Weighted Average, Price per Share	4.26	3.84
Expired, Weighted Average, Price per Share	5.48	4.85
Ending balance, Weighted Average, Price per Share	CAD 3.48	CAD 4.78
Number of Exercisable Options	3,219,503	5,617,312	7,062,972
Weighted Average Price of Exercisable Options	CAD 4.36	CAD 4.89	CAD 4.97
Granted [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Range, lower range	1.89	2.84
Exercise Price Range, upper range	2.16	3.32
Exercised [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Range, lower range		3.12
Exercise Price Range, upper range		3.33
Forfeited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Range, lower range	3.39	3.49
Exercise Price Range, upper range	5.34	4.37
Expired [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Range, lower range	5.34	3.40
Exercise Price Range, upper range	CAD 5.66	CAD 7.09